TAXATION	6 Months Ended
Jun. 30, 2022
TAXATION
TAXATION

12. TAXATION

a.	Value added tax (“VAT”)

The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6%.

As of June 30, 2022, and December 31, 2021, the payable balances for VAT were RMB 2,392 and RMB 2,731, respectively.

b.	Business tax

In PRC, business taxes used to be imposed by the government on the revenues arising from the provision of taxable services including but not limited to education in the years before 2016. The business tax rates for the Group’s subsidiaries and consolidated variable interest entities ranged from 3% to 5%. Business tax was then replaced by the VAT from 2016 and thereafter.

As of June 30, 2022, and December 31, 2021, the payable balances for business tax were RMB 16,741 and RMB 17,299, respectively.

c.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Only one of the Company’s subsidiaries incorporated in Hong Kong is subject to a profit tax rate of 8.25% for the first HK$ 2,000 of assessable profits. Profits exceeding HK$ 2,000 and other subsidiaries in Hong Kong are subject to profit tax at a rate of 16.5%.

Taiwan

Entity incorporated in Taiwan is subject to Taiwan profit tax at a rate of 17%.

PRC and US

Significant components of the provision for income taxes on earnings for the six months ended June 30, 2022 and 2021 are as follows:

	Six months ended June 30,
	2022	2021
	RMB	RMB
	Unaudited	Unaudited
Current:
PRC	47,497	1,872
U.S.	(223)	690
Deferred:
PRC	9,776	869
U.S.	—	(276)
Provision for income tax expenses	57,050	3,155

Corporate entities

The PRC Enterprise Income Tax (“EIT”) is calculated based on the taxable income determined under the applicable EIT Law and its implementing rules, which became effective on January 1, 2008. EIT Law imposes a unified income tax rate of 25% for all resident enterprises in China, including both domestic and foreign invested enterprises, except for certain entities that are entitled to tax holidays and exemptions.

Reconciliation between total income tax expense and the amount computed by applying the PRC statutory income tax rate to income before income taxes is as follows:

	Six months ended June 30,
	2022	2021
	%	%
	Unaudited	Unaudited
PRC statutory income tax rate	25%	25%
Impact of different tax rates in other jurisdictions	3%	(196)%
Tax effect of preferential tax rate for small enterprises	(3)%	15%
Tax effect of non-deductible expenses	(167)%	48%
Tax effect of non-taxable income	9%	(281)%
Tax effect of tax-exempt entities	(12)%	547%
Deferred tax effect of tax rate change	(17)%	54%
Changes in valuation allowance	(10)%	(183)%
Effective tax rate	(172)%	29%

d.	Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Unrecognized tax benefits	29,553	21,475

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC Topic 740, and the balance is presented as non-current liability in the consolidated financial statements since December 31, 2021 due to the fact that the Group does not anticipate payments of cash within one year.

The Group recognizes interest and penalty charges related to uncertain tax positions as necessary in the provision for income taxes. The Group has a liability for accrued interest of RMB nil as of June 30, 2022 and December 31, 2021, respectively.

However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. As of June 30, 2022, and December 31, 2021, there are RMB 29,553 and RMB 21,475 unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of June 30, 2022.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.